Loss per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Loss Per Share
	For the years ended December 31,
		2010		2011			2012
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share

Net income/ (loss) attributable to DryShips Inc	$188,327	-	-	$(70,128)	-	-	$(246,778)	-	-
Less: Series A Convertible Preferred stock dividends	(13,624)	-	-	(4,466)	-	-	-	-	-
Less: Non-vested common stock dividends declared and undistributed earnings	(2,139)
Basic EPS Income/ (loss) available to common stockholders	$172,564	268,858,688	$0.64	$(74,594)	355,144,764	$(0.21)	$(246,778)	380,159,088	(0.65)

Dilutive effect of securities Preferred stock dividends	13,624	36,567,164	-	-	-	-	-	-	-

Diluted EPS Income/ (loss) available to common stockholders	186,188	305,425,852	0.61	(74,594)	355,144,764	(0.21)	(246,778)	380,159,088	(0.65)